Cambria ETF Trust

Cambria Shareholder Yield ETF (SYLD)

Cambria Foreign Shareholder Yield ETF (FYLD)

Cambria Emerging Shareholder Yield ETF (EYLD)

Cambria Global Value ETF (GVAL)

IMPORTANT NOTICE REGARDING CHANGE IN INVESTMENT POLICY

Supplement dated May 22, 2020
to the Statutory Prospectus (“Prospectus”) and Statement of Additional Information (“SAI”) dated September 1, 2019, as each may be amended or supplemented

The following information supplements and should be read in conjunction with the Prospectus and SAI.

The Board of Trustees of the Cambria ETF Trust (the “Trust”) has approved changes to the investment objective, principal investment strategy and principal risks of each of the following funds: Cambria Shareholder Yield ETF, Cambria Foreign Shareholder Yield ETF, Cambria Emerging Shareholder Yield ETF and Cambria Global Value ETF (each, a “Fund” and, collectively, the “Funds”). These changes, which are discussed in more detail below, will become effective on June 1, 2020, or such later date as deemed appropriate by Trust officers (the “Effective Date”). On the Effective Date, each Fund will convert from a passively-managed index fund that pursues its investment objective by tracking the performance, before fees and expenses, of an underlying index developed by Cambria Indices, LLC (each, an “Index”) into an actively managed fund that will apply substantially identical screens and investment criteria as its Index to provide exposure to the same securities.

Accordingly, on the Effective Date, each Fund’s investment objective will be replaced in its entirety by the following:

The Fund seeks income and capital appreciation.

In addition, each Fund’s principal investment strategy will be replaced in its entirety as follows:

Cambria Shareholder Yield ETF

The Fund is actively managed and seeks to achieve its investment objective by investing, under normal market conditions, at least 80% of its total assets in equity securities, including common stock, issued by U.S.-based publicly listed companies that provide high “shareholder yield.” The Fund’s investment adviser, Cambria Investment Management, L.P. (“Cambria” or the “Adviser”), defines “shareholder yield” as the totality of returns realized by an investor in a company’s stock. For the purposes of this strategy, Cambria calculates a company’s shareholder yield by considering the following characteristics: (i) dividend payments to shareholders, (ii) return of capital in the form of share buybacks, and (iii) paydown of a company’s debt (i.e., reducing a company’s outstanding debt). Cambria believes that, while any one of these measures of a company’s cash flows, in isolation, is inadequate to determine the attractiveness of its equity securities, considered together these measures have the potential to result in the construction of a portfolio of companies with higher potential for income and capital appreciation.

Utilizing its own quantitative model, Cambria selects the top 20% of stocks in the initial universe of U.S.-based, publicly listed companies based on their shareholder yield, as measured by dividend payments and net share buybacks. Cambria considers an issuer to be U.S.-based if it is domiciled, incorporated or has substantial business activity in the United States and the primary equity security of such issuer is listed on a major U.S. stock exchange.

Cambria’s quantitative algorithm then factors in the remaining stocks’ debt paydowns and applies a number of valuation factors. Cambria then selects the top 100 stocks for inclusion in the Fund’s portfolio that exhibit, in the aggregate, the best combination of shareholder yield characteristics and value metrics. Although Cambria seeks to weight these stocks equally in the Fund’s portfolio, security weights may fluctuate in response to market conditions and investment opportunities.

Cambria selects equity securities based only on publicly available data and screens Fund holdings to limit the Fund’s industry concentration to 25% in order to seek to ensure its liquidity and investability. The Fund may invest in securities of companies in any industry. Although the Fund generally expects to invest in companies with larger market capitalizations, the Fund may invest in small- and mid-capitalization companies. As of March 31, 2020, the Fund was concentrated in the consumer discretionary sector and had significant exposure to companies in the financial services, industrial and information technology sectors.

The Fund may sell a security when Cambria believes that the security is overvalued or better investment opportunities are available, to invest in cash and cash equivalents, or to meet redemptions. Cambria expects to reconstitute and rebalance the Fund’s holdings to its target allocations at least quarterly.

Cambria Foreign Shareholder Yield ETF

The Fund is actively managed and seeks to achieve its investment objective by investing, under normal market conditions, at least 80% of its total assets in equity securities, including common stock and depositary receipts, issued by publicly listed companies in developed foreign markets excluding the US (“developed ex-US”), that provide high “shareholder yield.” The Fund’s investment adviser, Cambria Investment Management, L.P. (“Cambria” or the “Adviser”), defines “shareholder yield” as the totality of returns realized by an investor in a company’s stock. The Adviser considers an issuer to be in a developed ex-US market if it is domiciled or listed and traded in any of the following countries: Australia, Austria, Belgium, Canada, Denmark, Finland, France, Germany, Hong Kong, Italy, Japan, Jersey, the Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland, and the United Kingdom. The Adviser will update the list of developed foreign markets annually.

For the purposes of this strategy, Cambria calculates a company’s shareholder yield by considering the following characteristics: (i) dividend payments to shareholders, (ii) return of capital in the form of share buybacks, and (iii) paydown of a company’s debt (i.e., reducing a company’s outstanding debt). Cambria believes that, while any one of these measures of a company’s cash flows, in isolation, is inadequate to determine the attractiveness of its equity securities, considered together these measures have the potential to result in the construction of a portfolio of companies with higher potential for income and capital appreciation.

Utilizing its own quantitative model, Cambria selects the top 20% of stocks in the initial universe of developed ex-US, publicly listed companies based on their shareholder yield, as measured by dividend payments and net share buybacks. Cambria’s quantitative algorithm then factors in the remaining stocks’ debt paydowns and applies a number of valuation factors. Cambria then selects the top 100 stocks for inclusion in the Fund’s portfolio that exhibit, in the aggregate, the best combination of shareholder yield characteristics and value metrics. Although Cambria seeks to weight these stocks equally in the Fund’s portfolio, security weights may fluctuate in response to market conditions and investment opportunities.

Cambria selects equity securities based only on publicly available data and screens Fund holdings to limit the Fund’s industry concentration to 25% and country concentration to 30%, in order to seek to ensure its liquidity and investability. Cambria also screens the Fund’s portfolio to exclude the securities of foreign issuers whose securities are highly restricted or illegal for U.S. persons to own, including due to the imposition of sanctions by the U.S. Government. The Fund may invest in securities of companies in any industry. Although the Fund generally expects to invest in companies with larger market capitalizations, the Fund may invest in small- and mid-capitalization companies. As of March 31, 2020, the Fund was concentrated in the financial services sector and had significant exposure to companies in the consumer discretionary and materials sectors.

The Fund may sell a security when Cambria believes that the security is overvalued or better investment opportunities are available, to invest in cash and cash equivalents, or to meet redemptions. Cambria expects to reconstitute and rebalance the Fund’s holdings to its target allocations at least quarterly.

Cambria Emerging Shareholder Yield ETF

The Fund is actively managed and seeks to achieve its investment objective by investing, under normal market conditions, at least 80% of its total assets in equity securities, including common stock and depositary receipts, issued by publicly listed companies in emerging foreign markets that provide high “shareholder yield.” The Fund’s investment adviser, Cambria Investment Management, L.P. (“Cambria” or the “Adviser”), defines “shareholder yield” as the totality of returns realized by an investor in a company’s stock. The Adviser considers an issuer to be in an emerging market if it is domiciled or listed and traded in any of the following countries: Brazil, Colombia, Czech Republic, Greece, Hong Kong (Chinese domicile), Hungary, India, Indonesia, Malaysia, Mexico, Poland, Russia, South Africa, South Korea, Taiwan, Thailand, Turkey, or a market with similar characteristics as the aforementioned. The Adviser will update the list of emerging markets annually.

For the purposes of this strategy, Cambria calculates a company’s shareholder yield by considering the following characteristics: (i) dividend payments to shareholders, (ii) return of capital in the form of share buybacks, and (iii) paydown of a company’s debt (i.e., reducing a company’s outstanding debt). Cambria believes that, while any one of these measures of a company’s cash flows, in isolation, is inadequate to determine the attractiveness of its equity securities, considered together these measures have the potential to result in the construction of a portfolio of companies with higher potential for income and capital appreciation.

Utilizing its own quantitative model, Cambria selects the top 20% of stocks in the initial universe of emerging market, publicly listed companies based on their shareholder yield, as measured by dividend payments and net share buybacks. Cambria’s quantitative algorithm then factors in the remaining stocks’ debt paydowns and applies a number of valuation factors. Cambria then selects the top 100 stocks for inclusion in the Fund’s portfolio that exhibit, in the aggregate, the best combination of shareholder yield characteristics and value metrics. Although Cambria seeks to weight these stocks equally in the Fund’s portfolio, security weights may fluctuate in response to market conditions and investment opportunities.

Cambria selects equity securities based only on publicly available data and screens Fund holdings to limit the Fund’s industry concentration to 25% and country concentration to 30%, in order to seek to ensure its liquidity and investability. Other screens also will exclude as components any foreign issuers whose securities are highly restricted or illegal for U.S. persons to own, including due to the imposition of sanctions by the U.S. Government. The Fund may invest in securities of companies in any industry. Although the Fund generally expects to invest in companies with larger market capitalizations, the Fund may invest in small- and mid-capitalization companies. As of March 31, 2020, the Fund was concentrated in the materials sector and had significant exposure to companies in the industrial and information technology sectors.

The Fund may sell a security when Cambria believes that the security is overvalued or better investment opportunities are available, to invest in cash and cash equivalents, or to meet redemptions. Cambria expects to reconstitute and rebalance the Fund’s holdings to its target allocations at least quarterly.

Cambria Global Value ETF

The Fund is actively managed and seeks to achieve its investment objective by investing, under normal market conditions, at least 80% of its total assets in equity securities, including common stock and depositary receipts, issued by publicly listed companies in developed and emerging markets that exhibit strong value characteristics according to a proprietary rules-based quantitative algorithm developed by the Fund’s investment adviser, Cambria Investment Management, L.P. (“Cambria” or the “Adviser”). The Fund may also invest in U.S.-listed exchange traded funds (“ETFs”) to gain exposure to the equity markets and issuers located in developed and emerging market countries.

To be eligible for inclusion in the Fund, an issuer must be domiciled in, trade in, or have exposure to a market that is undervalued, according to various valuation metrics, including the cyclically adjusted price-to-earnings ratio, commonly known as the “CAPE Shiller P/E ratio.” These valuation metrics are derived by dividing the current market value of a reference index or asset by an inflation-adjusted normalized factor (typically earnings, book value, dividends, cash flows or sales) over the past seven to 10 years. Cambria uses systematic quantitative screens to attempt to avoid overvalued markets on both a relative and absolute level. Securities in the Fund may be denominated in either the U.S. dollar or other currencies and the Fund may include securities of companies in any industry. Although Cambria seeks to weight these stocks equally in the Fund’s portfolio, security weights may fluctuate in response to market conditions and investment opportunities.

Cambria selects equity securities based only on publicly available data and, at its annual reconstitution, adjusts Fund holdings to limit the Fund’s country concentration to 20% in order to seek to ensure its liquidity and investability. Cambria also screens the Fund’s portfolio to exclude the securities of foreign issuers whose securities are highly restricted or illegal for U.S. persons to own, including due to the imposition of sanctions by the U.S. Government. Although the Fund generally expects to invest in companies with larger market capitalizations, the Fund may invest in small- and mid-capitalization companies. At least 40% of the Fund’s holdings are expected to be composed of securities of issuers located in at least three countries (including the United States). As of March 31, 2020, the Fund was concentrated in the financial services sector and had significant exposure to companies in the utilities and materials sectors.

The Fund may sell a security when Cambria believes that the security is overvalued or better investment opportunities are available, to invest in cash and cash equivalents, or to meet redemptions. Cambria expects to reconstitute and rebalance the Fund’s holdings to its target allocations at least annually.

Also, with respect to each Fund, each reference to Passive Investment Risk, Quantitative Security Selection Risk and Tracking Error Risk as a principal risk will be deleted in its entirety from the Prospectus and replaced by the following principal risks:

Management Risk. The Fund is actively managed using proprietary investment strategies and processes. There can be no guarantee that these strategies and processes will be successful or that the Fund will achieve its investment objective.

Quantitative Security Selection Risk. Cambria uses quantitative techniques to generate investment decisions and its processes and stock selection, and the Fund may not perform as intended if it relies on erroneous or outdated data from one or more third parties. Errors in data used in the quantitative model may occur from time to time and may not be identified and/or corrected before having an adverse impact on the Fund and its shareholders.

Further, with respect to each Fund, except Cambria Shareholder Yield ETF, each reference to Concentration Risk as a principal risk will be deleted in its entirety from the Prospectus and replaced by the following risks, as applicable:

Sector Concentration Risk. To the extent that the Fund’s investments are concentrated in or have significant exposure to a particular sector, the Fund may be susceptible to loss due to adverse occurrences affecting that sector.

Consumer Discretionary Sector Risk (Foreign Shareholder Yield ETF only). The success of consumer product manufacturers and retailers is tied closely to the performance of the overall domestic and international economy, interest rates, competitive and consumer confidence. Success depends heavily on disposable household income and consumer spending. Changes in demographics and consumer tastes can also affect the demand for, and success of, consumer products in the marketplace.

Financial Services Sector Risk (Foreign Shareholder Yield ETF and Global Value ETF only). Performance of companies in the financial services sector may be adversely impacted by many factors, including, among others, government regulations, economic conditions, credit rating downgrades, changes in interest rates, and decreased liquidity in credit markets. This sector has experienced significant losses in the recent past, and the impact of more stringent capital requirements and of recent or future regulation on any individual financial company or on the sector as a whole cannot be predicted.

Industrial Sector Risk (Emerging Shareholder Yield ETF only). Issuers in the industrial sector are affected by supply and demand, both for their specific product or service and for industrial sector products in general. The products of such issuers may face obsolescence due to rapid technological developments and frequent new product introduction. Government regulations, world events, economic conditions and exchange rates affect the performance of companies in the industrial sector. Issuers in the industrial sector may be adversely affected by liability for environmental damage, product liability claims and exchange rates. The industrial sector may also be adversely affected by changes or trends in commodity prices, which may be influenced by unpredictable factors.

Information Technology Sector Risk (Emerging Shareholder Yield ETF only). Technology companies face intense competition, both domestically and internationally, which may have an adverse effect on profit margins. Technology companies may have limited product lines, markets, financial resources or personnel. The products of technology companies may face obsolescence due to rapid technological developments and frequent new product introduction, unpredictable changes in growth rates and competition for the services of qualified personnel. Companies in the technology sector are heavily dependent on patent and intellectual property rights. The loss or impairment of these rights may adversely affect the profitability of these companies.

Materials Sector Risk. Issuers in the materials sector may be adversely affected by commodity price volatility, exchange rates, import controls, increased competition, depletion of resources, technical progress, labor relations and government regulations, among other factors. Issuers in the materials sector may be liable for environmental damage and product liability claims. Production of materials may exceed demand as a result of market imbalances or economic downturns, leading to poor investment returns.

Utilities Sector Risk (Global Value ETF only). Utilities include companies such as electric, gas and water firms and renewable energy companies. Companies in the utilities sector may be adversely impacted by many factors, including, among others, supply and demand, operating costs, financing costs, rate caps or rate changes, government regulation and environmental factors. Deregulation of utilities may also subject these companies to increased competition and reduce their profitability.

Accordingly, on the Effective Date, the table set forth in the “Additional Information About the Fund’s Risks” section will be updated to reflect the changes to the Funds’ principal risks as described above. In addition, the Utilities Sector Risk described above will be added to this section, with respect to the Cambria Global Value ETF only, as a sub-risk of Sector Concentration Risk.

The description under the section titled “Additional Information About the Fund’s Strategies — Cambria Shareholder Yield ETF, Cambria Foreign Shareholder Yield ETF and Cambria Emerging Shareholder Yield ETF” will be replaced in its entirety by the following:

Cambria uses a proprietary rules-based quantitative algorithm to select each Fund’s holdings. Utilizing its quantitative model, Cambria selects securities for each Fund that typically meet the following eligibility requirements as of its quarterly rebalance date: (1) incorporation in one of the countries listed in the Fund’s Prospectus (except with respect to Cambria Shareholder Yield ETF), (2) market capitalization of at least $200 million, (3) a minimum stock price, and (4) certain daily trading volume minimums for the 30-day period prior to the quarterly rebalance date. Closed-end funds, mutual funds, exchange-traded funds (ETFs), bonds, private companies, and companies that conducted an initial public offering in the year prior to a quarterly rebalance date are not eligible for inclusion in a Fund’s portfolio.

The description under the section titled “Additional Information About the Fund’s Strategies – Cambria Global Value ETF” will be replaced in its entirety by the following:

Cambria uses a proprietary rules-based quantitative algorithm to select the Fund’s holdings. Utilizing its quantitative model, Cambria selects securities for the Fund that typically meet the following eligibility requirements as of its annual rebalance date: (1) incorporation in a country with an undervalued securities market, according to various valuation metrics, including cyclically adjusted valuation metrics, (2) market capitalization of at least $200 million, (3) a minimum stock price, and (4) certain daily trading volume minimums for the 30-day period prior to the annual rebalance date. Closed-end funds, mutual funds, bonds, and private companies are not eligible for inclusion in the Fund’s portfolio. Pursuant to Cambria’s quantitative model, the issuers that have exhibited the strongest value characteristics will be identified for inclusion in the Fund’s portfolio.

As a result of the change to each Fund’s investment objective and principal investment strategy, the Adviser may take temporary defensive positions on behalf of each Fund. Accordingly, on the Effective Date, the section titled “Temporary Defensive Positions” will apply to each Fund. In addition, the sections titled “Additional Information About the Underlying Indexes,” “Index Provider and Disclaimers — Cambria Indices, LLC” and “Index Provider and Disclaimers — The Index Funds” will be deleted in their entirety.

Furthermore, all other references in the Prospectus and SAI to an Index, the Index Provider or a Fund pursuing a passively managed index strategy are updated to reflect each Fund’s new actively managed strategy.

The changes to the Fund’s investment objective, principal investment strategy, and principal risks are not expected to have a material impact on the Fund’s holdings or affect the Fund’s fees and expenses.

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